STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP Hourly DPS Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Investments at fair value	$ 834,255	$ 768,085
Investments at contract value:
Total investments	963,882	922,564
Receivables:
Employer’s contribution	20,379	19,746
Participants’ contributions	0	304
Notes receivable from participants	19,683	19,483
Total receivables	40,062	39,533
Net assets available for benefits	1,003,944	962,097
Master Trust
Investments at fair value:
Investments at fair value	834,255
Investments at contract value:
Plan’s interest in Master Trust A for fully-benefit responsive investment contracts	129,627
Total investments	$ 963,882
Master Trust A
Investments at fair value:
Investments at fair value		348,056
Investments at contract value:
Plan’s interest in Master Trust A for fully-benefit responsive investment contracts		154,479
Total investments		502,535
Master Trust B
Investments at fair value:
Investments at fair value		$ 420,029